UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Aerospace and defense (6.6%)

General Dynamics Corp.	28,270	$3,713,830

Honeywell International, Inc.	48,390	5,422,100

L-3 Communications Holdings, Inc.	44,207	5,238,530

Northrop Grumman Corp.	71,000	14,050,900

United Technologies Corp.	20,090	2,011,009

		30,436,369
Airlines (0.9%)

American Airlines Group, Inc.	105,600	4,330,656

		4,330,656
Auto components (1.0%)

Delphi Automotive PLC (United Kingdom)	60,110	4,509,452

		4,509,452
Automobiles (0.7%)

General Motors Co.	107,060	3,364,896

		3,364,896
Banks (7.6%)

Bank of America Corp.	399,250	5,397,860

Citigroup, Inc.	184,325	7,695,569

JPMorgan Chase & Co.	159,620	9,452,696

KeyCorp	166,840	1,841,914

Regions Financial Corp.	339,590	2,665,782

Wells Fargo & Co.	170,632	8,251,764

		35,305,585
Beverages (1.7%)

Coca-Cola Enterprises, Inc.	79,410	4,029,263

Dr. Pepper Snapple Group, Inc.	44,910	4,015,852

		8,045,115
Capital markets (3.7%)

Charles Schwab Corp. (The)	169,360	4,745,467

Goldman Sachs Group, Inc. (The)	16,790	2,635,694

Invesco, Ltd.	57,980	1,784,045

KKR & Co. LP	209,280	3,074,323

State Street Corp.	87,890	5,143,323

		17,382,852
Chemicals (2.4%)

Air Products & Chemicals, Inc.	30,210	4,351,751

CF Industries Holdings, Inc.	1,476	46,258

Dow Chemical Co. (The)	69,390	3,529,175

E.I. du Pont de Nemours & Co.	48,520	3,072,286

		10,999,470
Commercial services and supplies (0.8%)

Tyco International PLC	105,125	3,859,139

		3,859,139
Communications equipment (0.8%)

Cisco Systems, Inc.	134,220	3,821,243

		3,821,243
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $223,215) (Private)(F)(RES)(NON)	78,321	200,893

		200,893
Containers and packaging (1.7%)

Ball Corp.	40,530	2,889,384

Sealed Air Corp.	66,270	3,181,623

WestRock Co.	48,278	1,884,290

		7,955,297
Diversified financial services (1.3%)

Berkshire Hathaway, Inc. Class B(NON)	25,830	3,664,760

CME Group, Inc.	23,420	2,249,491

		5,914,251
Diversified telecommunication services (3.6%)

AT&T, Inc.	252,140	9,876,324

CenturyLink, Inc.	56,700	1,812,132

Verizon Communications, Inc.	95,670	5,173,834

		16,862,290
Electric utilities (3.8%)

American Electric Power Co., Inc.	43,460	2,885,744

Edison International	50,750	3,648,418

Exelon Corp.	132,420	4,748,581

NextEra Energy, Inc.	26,650	3,153,761

PPL Corp.	86,048	3,275,847

		17,712,351
Energy equipment and services (0.4%)

Halliburton Co.	27,340	976,585

National Oilwell Varco, Inc.	34,550	1,074,505

		2,051,090
Food and staples retail (1.5%)

CVS Health Corp.	68,400	7,095,132

		7,095,132
Food products (1.2%)

JM Smucker Co. (The)	28,475	3,697,194

Kraft Heinz Co. (The)	25,790	2,026,062

		5,723,256
Health-care equipment and supplies (1.7%)

Becton Dickinson and Co.	22,380	3,397,732

Boston Scientific Corp.(NON)	58,920	1,108,285

Medtronic PLC	46,176	3,463,200

		7,969,217
Health-care providers and services (1.7%)

Cigna Corp.	56,630	7,771,901

		7,771,901
Hotels, restaurants, and leisure (0.8%)

Hilton Worldwide Holdings, Inc.	169,307	3,812,794

		3,812,794
Household durables (0.4%)

PulteGroup, Inc.	91,760	1,716,830

		1,716,830
Household products (0.7%)

Kimberly-Clark Corp.	22,820	3,069,518

		3,069,518
Independent power and renewable electricity producers (0.9%)

Calpine Corp.(NON)	159,238	2,415,640

NRG Energy, Inc.	123,000	1,600,230

		4,015,870
Industrial conglomerates (1.7%)

Danaher Corp.	42,080	3,991,709

General Electric Co.	121,390	3,858,988

		7,850,697
Insurance (3.9%)

American International Group, Inc.	97,750	5,283,388

Assured Guaranty, Ltd.	131,240	3,320,372

Chubb, Ltd.	28,360	3,379,094

Genworth Financial, Inc. Class A(NON)	307,680	839,966

Hartford Financial Services Group, Inc. (The)	80,200	3,695,616

Willis Towers Watson PLC	11,721	1,390,814

		17,909,250
Internet software and services (1.4%)

Alphabet, Inc. Class C(NON)	8,955	6,671,027

		6,671,027
IT Services (1.2%)

Computer Sciences Corp.(S)	52,980	1,821,982

CSRA, Inc.	52,980	1,425,162

Fidelity National Information Services, Inc.	38,030	2,407,679

		5,654,823
Life sciences tools and services (0.7%)

Agilent Technologies, Inc.	82,180	3,274,873

		3,274,873
Machinery (0.5%)

Oshkosh Corp.	52,010	2,125,649

		2,125,649
Media (5.1%)

CBS Corp. Class B (non-voting shares)	53,290	2,935,746

Comcast Corp. Class A	145,080	8,861,486

Liberty Global PLC Ser. C (United Kingdom)(NON)	65,240	2,450,414

Time Warner Cable, Inc.	23,290	4,765,600

Time Warner, Inc.	66,600	4,831,830

		23,845,076
Metals and mining (—%)

ArcelorMittal ADR (France)	22,171	101,543

		101,543
Multi-utilities (0.8%)

Ameren Corp.	18,000	901,800

PG&E Corp.	45,950	2,744,134

		3,645,934
Oil, gas, and consumable fuels (7.5%)

Anadarko Petroleum Corp.	67,600	3,148,132

EOG Resources, Inc.	32,430	2,353,769

Exxon Mobil Corp.	121,560	10,161,200

Marathon Oil Corp.	461,310	5,138,993

QEP Resources, Inc.	84,660	1,194,553

Royal Dutch Shell PLC ADR Class A (United Kingdom)	114,233	5,534,589

Total SA (France)	63,960	2,909,053

Total SA ADR (France)	10	454

Valero Energy Corp.	69,420	4,452,599

		34,893,342
Personal products (2.4%)

Coty, Inc. Class A	272,870	7,593,972

Edgewell Personal Care Co.	45,760	3,685,053

		11,279,025
Pharmaceuticals (7.2%)

AstraZeneca PLC ADR (United Kingdom)	167,660	4,721,306

Eli Lilly & Co.	152,170	10,957,762

Johnson & Johnson	90,740	9,818,068

Merck & Co., Inc.	84,800	4,486,768

Pfizer, Inc.	116,889	3,464,590

		33,448,494
Real estate investment trusts (REITs) (3.6%)

American Tower Corp.(R)	21,720	2,223,476

Boston Properties, Inc.(R)	29,640	3,766,651

Equity Lifestyle Properties, Inc.(R)	54,890	3,992,150

Federal Realty Investment Trust(R)	14,760	2,303,298

Gaming and Leisure Properties, Inc.(R)	65,250	2,017,530

MFA Financial, Inc.(R)	383,971	2,630,201

		16,933,306
Road and rail (0.8%)

Union Pacific Corp.	43,830	3,486,677

		3,486,677
Semiconductors and semiconductor equipment (3.1%)

Intel Corp.	149,090	4,823,062

NXP Semiconductor NV(NON)	46,440	3,764,891

QUALCOMM, Inc.	45,720	2,338,121

Texas Instruments, Inc.	61,670	3,541,091

		14,467,165
Software (3.0%)

Microsoft Corp.	228,130	12,599,620

Symantec Corp.	64,050	1,177,239

		13,776,859
Specialty retail (1.2%)

Gap, Inc. (The)	113,140	3,326,316

Tiffany & Co.	27,900	2,047,302

		5,373,618
Technology hardware, storage, and peripherals (2.3%)

Apple, Inc.	54,640	5,955,214

EMC Corp.	156,120	4,160,598

SanDisk Corp.	10,096	768,104

		10,883,916
Textiles, apparel, and luxury goods (0.5%)

Michael Kors Holdings, Ltd.(NON)	36,750	2,093,280

		2,093,280
Thrifts and mortgage finance (0.6%)

Radian Group, Inc.	210,852	2,614,565

		2,614,565
Tobacco (1.5%)

Philip Morris International, Inc.	69,520	6,820,607

		6,820,607
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)	101,007	3,237,273

		3,237,273

Total common stocks (cost $370,660,881)		$444,312,466

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
	Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.	67,083	$2,207,447

Allergan PLC Ser. A, 5.50% cv. pfd.	1,090	1,001,863

American Tower Corp. $5.50 cv. pfd.(R)	10,225	1,049,341

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.	5,089	530,528

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $610) (Private)(F)(RES)(NON)	214	549

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $11,658) (Private)(F)(RES)(NON)	3,701	10,492

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $27,379) (Private)(F)(RES)(NON)	5,379	24,641

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,712) (Private)(F)(RES)(NON)	7,802	35,741

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $22,267) (Private)(F)(RES)(NON)	4,056	20,041

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $67,223) (Private)(F)(RES)(NON)	8,753	60,501

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $188,556) (Private)(F)(RES)(NON)	66,160	169,700

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $238,428) (Private)(F)(RES)(NON)	83,659	214,585

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $732,781) (Private)(F)(RES)(NON)	257,360	659,503

Total convertible preferred stocks (cost $7,304,164)		$5,984,932

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. unsec. notes 5s, 2017	$1,768,000	$1,832,090

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	624,000	1,195,350

Total convertible bonds and notes (cost $2,523,122)		$3,027,440

SHORT-TERM INVESTMENTS (2.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	1,066,825	$1,066,825

Putnam Short Term Investment Fund 0.44%(AFF)	8,537,434	8,537,434

Total short-term investments (cost $9,604,259)		$9,604,259

TOTAL INVESTMENTS

Total investments (cost $390,092,426)(b)		$462,929,097

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $464,824,043.
(b)	The aggregate identified cost on a tax basis is $391,060,567, resulting in gross unrealized appreciation and depreciation of $106,757,654 and $34,889,124, respectively, or net unrealized appreciation of $71,868,530.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,396,646, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$12,519,428	$14,227,078	$18,209,072	$8,195	$8,537,434
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,066,825, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,055,773.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio.Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$44,715,946	$—	$—
Consumer staples	42,032,653	—	—
Energy	34,035,379	2,909,053	—
Financials	96,059,809	—	200,893
Health care	52,464,485	—	—
Industrials	52,089,187	—	—
Information technology	55,275,033	—	—
Materials	19,056,310	—	—
Telecommunication services	20,099,563	—	—
Utilities	25,374,155	—	—
Total common stocks	441,202,520	2,909,053	200,893
Convertible bonds and notes	—	3,027,440	—
Convertible preferred stocks	—	4,789,179	1,195,753
Short-term investments	8,537,434	1,066,825	—

Totals by level	$449,739,954	$11,792,497	$1,396,646

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016